Trading Activities (Tables)	12 Months Ended
Dec. 31, 2023
Trading Activities [Abstract]
Trading Assets and Liabilities
Table 2.1 presents a summary of our trading assets and liabilities measured at fair value through earnings.

Table 2.1: Trading Assets and Liabilities

(in millions)	Dec 31, 2023	Dec 31, 2022
Trading assets:
Debt securities	$97,302	86,155
Equity securities	18,449	26,910
Loans held for sale	1,793	1,466
Gross trading derivative assets	71,990	77,148
Netting (1)	(54,069)	(54,922)
Total trading derivative assets	17,921	22,226
Total trading assets	135,465	136,757
Trading liabilities:
Short sale and other liabilities	25,471	20,304
Interest-bearing deposits	1,297	—
Long-term debt	2,308	1,346
Gross trading derivative liabilities	77,807	77,698
Netting (1)	(60,366)	(59,232)
Total trading derivative liabilities	17,441	18,466
Total trading liabilities	$46,517	40,116
(1)Represents balance sheet netting for trading derivative asset and liability balances, and trading portfolio level counterparty valuation adjustments.

Net Interest Income and Net Gains (Losses) from Trading Activities
Table 2.2 provides net interest income earned from trading securities, and net gains and losses due to the realized and unrealized gains and losses from trading activities.
Net interest income also includes dividend income on trading securities and dividend expense on trading securities we have sold, but not yet purchased.
Table 2.2: Net Interest Income and Net Gains (Losses) from Trading Activities

	Year ended December 31,
(in millions)	2023	2022	2021
Net interest income:
Interest income (1)	$4,229	3,011	2,567
Interest expense	643	592	405
Total net interest income	3,586	2,419	2,162
Net gains (losses) from trading activities, by risk type:
Interest rate	444	456	(587)
Commodity	372	345	10
Equity	1,106	883	52
Foreign exchange	2,124	1,168	839
Credit	753	(736)	(30)
Total net gains from trading activities	4,799	2,116	284
Total trading-related net interest and noninterest income	$8,385	4,535	2,446
(1)Substantially all relates to interest income on debt and equity securities.